Borrowings - Schedule of Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 1,031,378	$ 990,744
Other borrowings	86,786	77,840
Total outstanding borrowings, net of debt issue costs	1,118,164	1,068,584
Less: current portion of borrowings	(46,026)	(32,702)
Total non-current borrowings	1,072,138	1,035,882
Senior Secured First Lien Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 1,031,378	$ 990,744